Principal Group companies	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Principal Group companies	6.2. Principal Group companies
Principal Group companies at 31 December 2024:

Company name	Country of incorporation	Parent holding %	Group ownership interest %
Nokia Solutions and Networks Oy	Finland	100.0	100.0
Nokia of America Corporation	United States	—	100.0
Nokia Solutions and Networks B.V.	Netherlands	—	100.0
Nokia Technologies Oy	Finland	100.0	100.0
Nokia Participations	France	—	100.0
Alcatel Lucent	France	—	100.0
Nokia Networks France	France	—	100.0
Nokia Solutions and Networks India Private Limited	India	—	100.0
Nokia Shanghai Bell Co., Ltd.(1)	China	—	50.0
Nokia Solutions and Networks Japan G.K.	Japan	—	100.0
Nokia Solutions and Networks Branch Operations Oy	Finland	—	100.0
Nokia Arabia Limited	Saudi Arabia	—	100.0
Nokia Solutions and Networks do Brasil Telecomunicações Ltda.	Brazil	—	100.0
Nokia Solutions and Networks Taiwan Co., Ltd.	Taiwan	—	100.0
Nokia Spain, S.A.	Spain	—	100.0
Nokia UK Limited	United Kingdom	—	100.0
Nokia Canada Inc.	Canada	—	100.0
Nokia Solutions and Networks Italia S.p.A.	Italy	—	100.0
Nokia Solutions and Networks Australia Pty Ltd	Australia	—	100.0
(1)Nokia Group owns 50% plus 1 share of Nokia Shanghai Bell Co., Ltd. with China Huaxin, an entity controlled by the Chinese government, holding the remaining ownership interests. Nokia Shanghai Bell Co., Ltd. is the parent company of the Nokia Shanghai Bell Group (NSB Group). Refer to Note 6.3. Significant partly-owned subsidiaries.